Note 7 - Share Capital (Details Textual) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended	33 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 29, 2017	Oct. 27, 2017	Apr. 02, 2015
Stock Issued During Period, Value, New Issues	$ 8,855,000	$ 3,676,000
The 2017 Purchase Agreement [Member]
Stock Issuance Program, Authorized Amount						$ 15,500,000
Stock Issued During Period, Shares, New Issues	3,200,000			357,143
Proceeds from Issuance of Private Placement			$ 9,400,000	$ 500,000
Proceeds from Issuance of Private Placement, Net	$ 8,900,000			$ 324,000
Stock Issued During Period, Shares, Issued for Services				321,429
Shares Issued, Price Per Share	$ 2.77		$ 2.77
ATM Offering [Member]
Stock Issuance Program, Authorized Amount							$ 20,000,000
Shares Issued, Price Per Share		$ 1.18
Stock Issued During Period, Value, New Issues		$ 3,222,009			$ 20,000,000
Proceeds from Issuance of Common Stock		3,810,000
Proceeds from Issuance of Common Stock, Net		$ 3,680,000
Stock Issuance, Percent of Cash Commission to Issuer		3.00%